S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 05, 2025 USD ($) $ / shares shares
Over-allotment Option [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	937,500
Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,250,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 4,500,000
FutureCrest Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	300,000
Working Capital Loan [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 2
Class B ordinary shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	7,187,500
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	125,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.0035